RULE 24F-2 NOTICE FOR TEMPLETON GROWTH FUND, INC.

                                FILE NO. 33-9981



i. This Notice is filed on behalf of Templeton Growth Fund, Inc. (the "Fund") for the fiscal year ended August 31, 1994.

ii.      None.

iii.     None.

iv. The Fund sold 77,882,578 shares of its common stock during the fiscal year.

v. The Fund sold 77,882,578 shares during the fiscal year ended August 31, 1994 in reliance upon its registration of an indefinite amount of shares pursuant to Rule 24f-2 for an actual sales price of $1,386,166,876. During that period, the Fund redeemed 29,766,676 shares in an amount of $529,197,706. Because this Notice is filed within two months of the end of the Fund's fiscal year, the Fund's filing fee of $295,506.61 is based upon a net sales amount of $856,969,170.*/
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         An opinion of counsel stating that the shares sold during the fiscal year ended August 31, 1994 were legally issued, fully paid and non-assessable accompanies this Notice.





                                                  /s/JAMES R. BAIO
                                                  Templeton Growth Fund, Inc.
                                                  James R. Baio, Treasurer


October 24, 1994





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*/       $1,386,166,876 - $529,197,706 = $856,969,170
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         $856,969,170 X (1/29 x 1%) = $295,506.61